Financial instruments (Details 21) R$ in Thousands	Dec. 31, 2017 BRL (R$)
Probable | Brazilian real/U.S. dollar exchange rate | Bonds
Instrument / Sensitivity
Financial assets	R$ (191,889)
Probable | Brazilian real/U.S. dollar exchange rate | Working capital / other
Instrument / Sensitivity
Financial assets	(12,358)
Probable | Brazilian real/U.S. dollar exchange rate | Export credit notes
Instrument / Sensitivity
Financial assets	(6,577)
Probable | Brazilian real/U.S. dollar exchange rate | Braskem Idesa borrowings
Instrument / Sensitivity
Financial assets	(93,750)
Probable | Brazilian real/U.S. dollar exchange rate | Export prepayments
Instrument / Sensitivity
Financial assets	(3,209)
Probable | Brazilian real/U.S. dollar exchange rate | Dollar put and call options
Instrument / Sensitivity
Financial assets	(4,117)
Probable | Brazilian real/U.S. dollar exchange rate | Financial investments abroad
Instrument / Sensitivity
Financial assets	18,405
Probable | Selic interest rate | BNDES
Instrument / Sensitivity
Financial assets	277
Probable | Libor floating interest rate | Braskem Idesa borrowings
Instrument / Sensitivity
Financial assets	(76,187)
Probable | Libor floating interest rate | Export prepayments
Instrument / Sensitivity
Financial assets	(1,643)
Probable | Libor floating interest rate | Working capital / structured operations
Instrument / Sensitivity
Financial assets	(3,265)
Probable | Libor floating interest rate | Swaps
Instrument / Sensitivity
Financial assets	12,615
Probable | CDI interest rate | Swaps NCE
Instrument / Sensitivity
Financial assets	12,208
Probable | CDI interest rate | Debentures
Instrument / Sensitivity
Financial assets	25,657
Probable | CDI interest rate | Financial investments in local currency
Instrument / Sensitivity
Financial assets	(9,138)
Probable | IPCA interest rate | Debentures
Instrument / Sensitivity
Financial assets	(33,625)
Probable | TJLP interest rate | BNDES
Instrument / Sensitivity
Financial assets	210
Probable | TJLP interest rate | Other government agents
Instrument / Sensitivity
Financial assets	14
Probable | Brazilian real/Euro exchange rate | Working capital / other
Instrument / Sensitivity
Financial assets	2,126
Possible adverse -25% | Brazilian real/U.S. dollar exchange rate | Bonds
Instrument / Sensitivity
Financial assets	(4,959,133)
Possible adverse -25% | Brazilian real/U.S. dollar exchange rate | Working capital / other
Instrument / Sensitivity
Financial assets	(319,367)
Possible adverse -25% | Brazilian real/U.S. dollar exchange rate | Export credit notes
Instrument / Sensitivity
Financial assets	(169,974)
Possible adverse -25% | Brazilian real/U.S. dollar exchange rate | Braskem Idesa borrowings
Instrument / Sensitivity
Financial assets	(2,422,863)
Possible adverse -25% | Brazilian real/U.S. dollar exchange rate | Export prepayments
Instrument / Sensitivity
Financial assets	(82,925)
Possible adverse -25% | Brazilian real/U.S. dollar exchange rate | Dollar put and call options
Instrument / Sensitivity
Financial assets	(176,990)
Possible adverse -25% | Brazilian real/U.S. dollar exchange rate | Financial investments abroad
Instrument / Sensitivity
Financial assets	475,644
Possible adverse -25% | Selic interest rate | BNDES
Instrument / Sensitivity
Financial assets	(1,999)
Possible adverse -25% | Libor floating interest rate | Braskem Idesa borrowings
Instrument / Sensitivity
Financial assets	(380,933)
Possible adverse -25% | Libor floating interest rate | Export prepayments
Instrument / Sensitivity
Financial assets	(8,216)
Possible adverse -25% | Libor floating interest rate | Working capital / structured operations
Instrument / Sensitivity
Financial assets	(16,325)
Possible adverse -25% | Libor floating interest rate | Swaps
Instrument / Sensitivity
Financial assets	38,103
Possible adverse -25% | CDI interest rate | Swaps NCE
Instrument / Sensitivity
Financial assets	(27,340)
Possible adverse -25% | CDI interest rate | Debentures
Instrument / Sensitivity
Financial assets	(277)
Possible adverse -25% | CDI interest rate | Financial investments in local currency
Instrument / Sensitivity
Financial assets	63,988
Possible adverse -25% | IPCA interest rate | Debentures
Instrument / Sensitivity
Financial assets	(20,015)
Possible adverse -25% | TJLP interest rate | BNDES
Instrument / Sensitivity
Financial assets	(1,443)
Possible adverse -25% | TJLP interest rate | Other government agents
Instrument / Sensitivity
Financial assets	(95)
Possible adverse -25% | Brazilian real/Euro exchange rate | Working capital / other
Instrument / Sensitivity
Financial assets	(13,896)
Extreme adverse - 50% | Brazilian real/U.S. dollar exchange rate | Bonds
Instrument / Sensitivity
Financial assets	(9,918,266)
Extreme adverse - 50% | Brazilian real/U.S. dollar exchange rate | Working capital / other
Instrument / Sensitivity
Financial assets	(638,734)
Extreme adverse - 50% | Brazilian real/U.S. dollar exchange rate | Export credit notes
Instrument / Sensitivity
Financial assets	(339,948)
Extreme adverse - 50% | Brazilian real/U.S. dollar exchange rate | Braskem Idesa borrowings
Instrument / Sensitivity
Financial assets	(4,845,725)
Extreme adverse - 50% | Brazilian real/U.S. dollar exchange rate | Export prepayments
Instrument / Sensitivity
Financial assets	(165,850)
Extreme adverse - 50% | Brazilian real/U.S. dollar exchange rate | Dollar put and call options
Instrument / Sensitivity
Financial assets	(844,927)
Extreme adverse - 50% | Brazilian real/U.S. dollar exchange rate | Financial investments abroad
Instrument / Sensitivity
Financial assets	951,287
Extreme adverse - 50% | Selic interest rate | BNDES
Instrument / Sensitivity
Financial assets	(4,101)
Extreme adverse - 50% | Libor floating interest rate | Braskem Idesa borrowings
Instrument / Sensitivity
Financial assets	(761,865)
Extreme adverse - 50% | Libor floating interest rate | Export prepayments
Instrument / Sensitivity
Financial assets	(16,433)
Extreme adverse - 50% | Libor floating interest rate | Working capital / structured operations
Instrument / Sensitivity
Financial assets	(32,650)
Extreme adverse - 50% | Libor floating interest rate | Swaps
Instrument / Sensitivity
Financial assets	96,667
Extreme adverse - 50% | CDI interest rate | Swaps NCE
Instrument / Sensitivity
Financial assets	(61,117)
Extreme adverse - 50% | CDI interest rate | Debentures
Instrument / Sensitivity
Financial assets	(15,308)
Extreme adverse - 50% | CDI interest rate | Financial investments in local currency
Instrument / Sensitivity
Financial assets	128,016
Extreme adverse - 50% | IPCA interest rate | Debentures
Instrument / Sensitivity
Financial assets	(40,873)
Extreme adverse - 50% | TJLP interest rate | BNDES
Instrument / Sensitivity
Financial assets	(2,929)
Extreme adverse - 50% | TJLP interest rate | Other government agents
Instrument / Sensitivity
Financial assets	(192)
Extreme adverse - 50% | Brazilian real/Euro exchange rate | Working capital / other
Instrument / Sensitivity
Financial assets	R$ (27,792)